Segment information (Tables)	6 Months Ended
Feb. 29, 2024
Segment information
Summary of reportable business segments

	Three-month period ended February 29, 2024
	Sale of		Rental of		Inter-
	electric		electric		segment
	boats		boats		eliminations	Total
	$		$		$	$
Revenue from external customers	176,028		552,583		—	728,611
Revenue from other segments	206,859		5,059		(211,918)	—
Segment revenues	382,887		557,642		(211,918)	728,611
Segment gross profit (loss)	(40,126)		267,422		(7,213)	220,083

Segment profit (loss) before tax	(3,868,221)	[1]	(4,573,228)	[2]	(5,869)	(8,447,318)
Research and development	334,731		—		—	334,731
Office salaries and benefits	917,109		127,663		—	1,044,772

	Three-month period ended February 28, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	277,975	553,220	—	831,195
Revenue from other segments	258,000	150,109	(408,109)	—
Segment revenues	535,975	703,329	(408,109)	831,195
Segment gross profit (loss)	(134,780)	328,574	(144,470)	49,324

Segment profit (loss) before tax	(6,377,246)	(291,237)	(49,932)	(6,718,415)
Research and development	736,899	—	(103,342)	633,557
Office salaries and benefits	719,958	265,495	—	985,453

[1] For the three-month period ended February 29, 2024, the segment profit for this segment includes a gain on derivative liabilities of $906,760 and transaction costs of $1,710,863 [see note 15].

[2] For the three-month period ended February 29, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 9].

	Six-month period ended February 29, 2024
	Sale of		Rental of		Inter-
	electric		electric		segment
	boats		boats		eliminations	Total
	$		$		$	$
Revenue from external customers	294,618		1,420,385		—	1,715,003
Revenue from other segments	225,753		11,967		(237,720)	—
Segment revenues	520,371		1,432,352		(237,720)	1,715,003
Segment gross profit (loss)	(68,869)		738,600		(14,120)	655,611

Segment profit (loss) before tax	(2,741,581)	[3]	(4,738,734)	[4]	1,267	(7,479,048)
Research and development	1,319,237		—		—	1,319,237
Office salaries and benefits	1,598,103		307,123		—	1,905,226

	Six-month period ended February 28, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	526,097	1,704,858	—	2,230,955
Revenue from other segments	479,915	277,220	(757,135)	—
Segment revenues	1,006,012	1,982,078	(757,135)	2,230,955
Segment gross profit (loss)	(578,459)	980,100	(248,041)	153,600

Segment profit (loss) before tax	(13,270,298)	(126,053)	(98,506)	(13,494,857)
Research and development	4,506,002	—	(185,248)	4,320,754
Office salaries and benefits	1,350,575	474,610	—	1,825,185

	As at February 29, 2024
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Segment assets	22,306,514	9,354,635	(10,327,657)	21,333,492
Cash	1,129,578	55,505	—	1,185,083
Additions to property and equipment	42,283	207,000	(2,153)	247,130
Segment liabilities	12,664,094	3,719,232	(1,447,361)	14,935,965

[3] For the six-month period ended February 29, 2024, the segment profit for this segment includes a gain on derivative liabilities $6,317,928 and transaction costs of $1,860,335, respectively [see note 15].

[4] For the six-month period ended February 29, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 9].

	As at August 31, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Segment assets	20,344,002	13,941,898	(10,239,388)	24,046,512
Cash	3,025,565	333,692	—	3,359,257
Additions to property and equipment	194,820	974,533	(185,744)	983,609
Segment liabilities	10,154,031	3,341,868	(1,013,824)	12,482,075